Average Annual Total Returns - Class ACR6IS - DWS Floating Rate Fund - Class R6	before tax Class Inception	before tax 1 Year	before tax 5 Years	before tax Since Inception	S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Oct. 01, 2014	0.99%	3.10%	1.87%	3.12%	5.24%	3.97%